Revenues - Summary of geographical information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue	$ 5,501	$ 5,297
U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	4,244	4,059
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	179	192
Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	200	228
Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	4,623	4,479
U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	412	361
Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	228	210
EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	640	571
Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	240	247
Eliminations [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	(2)
Legal Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	2,373	2,284
Legal Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1,924	1,893
Legal Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	54	59
Legal Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	27	29
Legal Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	2,005	1,981
Legal Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	213	167
Legal Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	60	48
Legal Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	273	215
Legal Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	95	88
Corporates [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1,238	1,186
Corporates [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	991	947
Corporates [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	10	10
Corporates [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	65	73
Corporates [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	1,066	1,030
Corporates [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	104	91
Corporates [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	39	34
Corporates [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	143	125
Corporates [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	29	31
Tax Professionals [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	794	767
Tax Professionals [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	658	630
Tax Professionals [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	26	24
Tax Professionals [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	74	79
Tax Professionals [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	758	733
Tax Professionals [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	18	15
Tax Professionals [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	2	2
Tax Professionals [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	20	17
Tax Professionals [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	16	17
Reuters News [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	370	296
Reuters News [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	158	74
Reuters News [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	3	3
Reuters News [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	9	9
Reuters News [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	170	86
Reuters News [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	30	27
Reuters News [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	111	114
Reuters News [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	141	141
Reuters News [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	59	69
Global Print [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	728	764
Global Print [member] | U.S. [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	513	515
Global Print [member] | Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	86	96
Global Print [member] | Other [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	25	38
Global Print [member] | Americas [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	624	649
Global Print [member] | U.K. [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	47	61
Global Print [member] | Other Countries [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	16	12
Global Print [member] | EMEA [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	63	73
Global Print [member] | Asia Pacific [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Revenue	$ 41	$ 42